Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
Commitments and contingencies

Note 15—Commitments and contingencies

Contingencies—Environmental

        The Company is engaged in environmental clean-up activities at certain sites arising under various United States and other environmental protection laws and under certain agreements with third parties. In some cases, these environmental remediation actions are subject to legal proceedings, investigations or claims, and it is uncertain to what extent the Company is actually obligated to perform. Provisions for these unresolved matters have been set up if it is probable that the Company has incurred a liability and the amount of loss can be reasonably estimated. If a provision has been recognized for any of these matters, the Company records an asset when it is probable that it will recover a portion of the costs expected to be incurred to settle them. Management is of the opinion, based upon information presently available, that the resolution of any such obligation and non-collection of recoverable costs would not have a further material adverse effect on the Company's consolidated financial statements.

Contingencies related to former Nuclear Technology business

        The Company retained liabilities for certain specific environmental remediation costs at two sites in the United States that were operated by its former subsidiary, ABB CE-Nuclear Power Inc., which the Company sold to British Nuclear Fuels PLC (BNFL) in 2000. Pursuant to the sale agreement with BNFL, the Company has retained the environmental liabilities associated with its Combustion Engineering Inc. subsidiary's Windsor, Connecticut, facility and agreed to reimburse BNFL for a share of the costs that BNFL incurs for environmental liabilities associated with its former Hematite, Missouri, facility. The primary environmental liabilities associated with these sites relate to the costs of remediating radiological and chemical contamination. Such costs are not incurred until a facility is taken out of use and generally are then incurred over a number of years. Based on information available, the Company believes that radiological remediation at the Windsor site will be concluded in 2013. In February 2011, the Company and Westinghouse Electric Company LLC (BNFL's former subsidiary) agreed to settle and release the Company from its continuing environmental obligations under the sale agreement in respect of the Hematite site. The settlement amount was paid by the Company in February 2011.

        During 2007, the Company reached an agreement with U.S. government agencies to transfer oversight of the remediation of the portion of the Windsor site under the U.S. Government's Formerly Utilized Sites Remedial Action Program from the U.S. Army Corps of Engineers to the Nuclear Regulatory Commission which has oversight responsibility for the remaining radiological areas of that site and the Company's radiological license for the site.

Contingencies related to other present and former facilities primarily in North America

        The Company is involved in the remediation of environmental contamination at present or former facilities, primarily in the United States. The clean up of these sites involves primarily soil and groundwater contamination. A significant portion of the provisions in respect of these contingencies reflects the provisions of acquired companies. A substantial portion of one of the acquired entities remediation liability is indemnified by a prior owner. Accordingly, an asset equal to that portion of the remediation liability is included in "Other non-current assets".

        The impact of the above Nuclear Technology and other environmental obligations on "Income from continuing operations, net of tax" was not significant in 2012, 2011 and 2010. The impact on "Income from discontinued operations, net of tax" was not significant in 2012 and 2011, and was an income of $29 million in 2010.

        The effect of the above Nuclear Technology and other environmental obligations on the Company's Consolidated Statements of Cash Flows was not significant for the year ended December 31, 2012, and amounted to $149 million and $26 million for the years ended December 31, 2011 and 2010, respectively, primarily related to the Nuclear Technology business.

        The Company's estimated cash expenditures for 2013 are $18 million and are covered by provisions included in "Provisions and other current liabilities".

        The total effect of the above Nuclear Technology and other environmental obligations on the Company's Consolidated Balance Sheets was as follows:

	December 31,
($ in millions)	2012	2011
Provision balance relating to:
Nuclear Technology business	9	24
Various businesses	82	68

	91	92

Environmental provisions included in:
Provisions and other current liabilities	22	22
Other non-current liabilities	69	70

	91	92

        Provisions for the above estimated losses have not been discounted as the timing of payments cannot be reasonably estimated.

Contingencies—Regulatory, Compliance and Legal

Antitrust

        In January 2007, the European Commission granted the Company full immunity from fines under its leniency program for the Company's involvement in anti-competitive practices in the Gas Insulated Switchgear (GIS) business. The Company's GIS business remains under investigation for alleged anti-competitive practices in certain other jurisdictions, including Brazil. An informed judgment about the outcome of these investigations or the amount of potential loss or range of loss for the Company, if any, relating to these investigations cannot be made at this stage.

        In October 2009, the European Commission fined the Company euro 33.75 million (equivalent to $49 million on date of payment) for its involvement in anti-competitive practices in the power transformers business. In September 2012, the German Antitrust Authority (Bundeskartellamt) fined one of the Company's German subsidiaries euro 8.7 million (equivalent to approximately $11 million on date of payment) for its involvement in anti-competitive practices in the German power transformers business. The Company did not appeal either decision and it paid both fines in full.

        The Company's cables business is under investigation for alleged anti-competitive practices in a number of jurisdictions, including the European Union and Brazil. The Company has received the European Commission's Statement of Objections concerning its investigation into the cables business and in June 2012 participated in the related Oral Hearing before the European Commission. The Company has also received an initial summary of the Brazilian Antitrust Authority's (CADE) allegations regarding its investigation into the cables business. An informed judgment about the outcome of these investigations or the amount of potential loss or range of loss for the Company, if any, relating to these investigations cannot be made at this stage, except with respect to the Brazilian investigation, where the Company expects an unfavorable outcome.

        In May 2012, the Brazilian Antitrust Authority opened an investigation into certain power businesses of the Company, including its FACTS and power transformers business. An informed judgment about the outcome of this investigation or the amount of potential loss or range of loss for the Company, if any, relating to this investigation cannot be made at this stage.

        With respect to the foregoing matters which are still ongoing, Management is cooperating fully with the antitrust authorities.

Suspect payments

        In April 2005, the Company voluntarily disclosed to the United States Department of Justice (DoJ) and the United States Securities and Exchange Commission (SEC) certain suspect payments in its network management unit in the United States. Subsequently, the Company made additional voluntary disclosures to the DoJ and the SEC regarding suspect payments made by other Company subsidiaries in a number of countries in the Middle East, Asia, South America and Europe (including to an employee of an Italian power generation company) as well as by its former Lummus business. These payments were discovered by the Company as a result of the Company's internal audit program and compliance reviews.

        In September 2010, the Company reached settlements with the DoJ and the SEC regarding their investigations into these matters and into suspect payments involving certain of the Company's subsidiaries in the United Nations Oil-for-Food Program. In connection with these settlements, the Company agreed to make payments to the DoJ and SEC totaling $58 million, which were settled in the fourth quarter of 2010. One subsidiary of the Company pled guilty to one count of conspiracy to violate the anti-bribery provisions of the U.S. Foreign Corrupt Practices Act and one count of violating those provisions. The Company entered into a deferred prosecution agreement and settled civil charges brought by the SEC. These settlements resolved the foregoing investigations. In lieu of an external compliance monitor, the DoJ and SEC have agreed to allow the Company to report on its continuing compliance efforts and the results of the review of its internal processes through September 2013.

General

        In addition, the Company is aware of proceedings, or the threat of proceedings, against it and others in respect of private claims by customers and other third parties with regard to certain actual or alleged anti-competitive practices. Also, the Company is subject to other various legal proceedings, investigations, and claims that have not yet been resolved. With respect to the above-mentioned regulatory matters and commercial litigation contingencies, the Company will bear the costs of the continuing investigations and any related legal proceedings.

Liabilities recognized

        At December 31, 2012 and 2011, the Company had aggregate liabilities of $211 million and $208 million, respectively, included in "Provisions and other current liabilities" and in "Other non-current liabilities", for the above regulatory, compliance and legal contingencies. As it is not possible to make an informed judgment on the outcome of certain matters and as it is not possible, based on information currently available to management, to estimate the maximum potential liability on other matters, there could be material adverse outcomes beyond the amounts accrued.

Guarantees

General

        The following table provides quantitative data regarding the Company's third-party guarantees. The maximum potential payments represent a "worst-case scenario", and do not reflect management's expected results. The carrying amount of liabilities recorded in the Consolidated Balance Sheets reflects the Company's best estimate of future payments, which it may incur as part of fulfilling its guarantee obligations.

	December 31,
	2012	2011
($ in millions)	Maximum potential payments
Performance guarantees	149	148
Financial guarantees	83	85
Indemnification guarantees	190	194

Total	422	427

        In respect of the above guarantees, the carrying amounts of liabilities at December 31, 2012 and 2011, were not significant.

Performance guarantees

        Performance guarantees represent obligations where the Company guarantees the performance of a third party's product or service according to the terms of a contract. Such guarantees may include guarantees that a project will be completed within a specified time. If the third party does not fulfill the obligation, the Company will compensate the guaranteed party in cash or in kind. Performance guarantees include surety bonds, advance payment guarantees and standby letters of credit. The significant performance guarantees are described below.

        The Company retained obligations for guarantees related to the Power Generation business contributed in mid-1999 to the former ABB Alstom Power NV joint venture (Alstom Power NV). The guarantees primarily consist of performance guarantees and other miscellaneous guarantees under certain contracts such as indemnification for personal injuries and property damages, taxes and compliance with labor laws, environmental laws and patents. The guarantees are related to projects which are expected to be completed by 2013 but in some cases have no definite expiration date. In May 2000, the Company sold its interest in Alstom Power NV to Alstom SA (Alstom). As a result, Alstom and its subsidiaries have primary responsibility for performing the obligations that are the subject of the guarantees. Further, Alstom, the parent company and Alstom Power NV, have undertaken jointly and severally to fully indemnify and hold harmless the Company against any claims arising under such guarantees. Management's best estimate of the total maximum potential amount payable of quantifiable guarantees issued by the Company on behalf of its former Power Generation business was $78 million and $87 million at December 31, 2012 and 2011, respectively, and is subject to foreign exchange fluctuations. The Company has not experienced any losses related to guarantees issued on behalf of the former Power Generation business.

        The Company is engaged in executing a number of projects as a member of consortia that include third parties. In certain of these cases, the Company guarantees not only its own performance but also the work of third parties. The original maturity dates of these guarantees range from one to six years. At December 31, 2012 and 2011, the maximum potential amount payable under these guarantees as a result of third-party non-performance was $57 million and $45 million, respectively.

Financial guarantees

        Financial guarantees represent irrevocable assurances that the Company will make payment to a beneficiary in the event that a third party fails to fulfill its financial obligations and the beneficiary under the guarantee incurs a loss due to that failure.

        At December 31, 2012 and 2011, the Company had a maximum potential amount payable of $83 million and $85 million, respectively, under financial guarantees outstanding. Of each of those amounts, $19 million at both December 31, 2012 and 2011, was in respect of guarantees issued on behalf of companies in which the Company formerly had or has an equity interest. The guarantees outstanding have various maturity dates up to 2020.

Indemnification guarantees

        The Company has indemnified certain purchasers of divested businesses for potential claims arising from the operations of the divested businesses. To the extent the maximum potential loss related to such indemnifications could not be calculated, no amounts have been included under maximum potential payments in the table above. Indemnifications for which maximum potential losses could not be calculated include indemnifications for legal claims. The significant indemnification guarantees for which maximum potential losses could be calculated are described below.

        The Company issued to the purchasers of Lummus Global guarantees related to assets and liabilities divested in 2007. The maximum potential amount payable relating to this business, pursuant to the sales agreement, at each of December 31, 2012 and 2011, was $50 million.

        The Company issued to the purchasers of its interest in Jorf Lasfar Energy Company S.C.A. guarantees related to assets and liabilities divested in 2007. The maximum potential amount payable at December 31, 2012 and 2011, of $140 million and $141 million, respectively, relating to this business, is subject to foreign exchange fluctuations.

Product and order-related contingencies

        The Company calculates its provision for product warranties based on historical claims experience and specific review of certain contracts.

        The reconciliation of "Provisions for warranties", including guarantees of product performance, was as follows:

($ in millions)	2012	2011
Balance at January 1,	1,324	1,393
Warranties assumed through acquisitions	4	10
Claims paid in cash or in kind	(219)	(177)
Net increase in provision for changes in estimates, warranties issued and warranties expired	149	124
Exchange rate differences	33	(26)

Balance at December 31,	1,291	1,324

Related party transactions

        The Company conducts business with certain companies where members of the Company's board of directors or executive committee act as directors or senior executives. The Company's board of directors has determined that the Company's business relationships with those companies do not constitute material business relationships. This determination was made in accordance with the Company's related party transaction policy which was prepared based on the Swiss Code of Best Practice and the independence criteria set forth in the corporate governance rules of the New York Stock Exchange.